CONTINGENT LIABILITIES (Narrative) (Details) € in Thousands				1 Months Ended						12 Months Ended
	Jan. 02, 2024 CAD ($)	Apr. 05, 2023 EUR (€)	May 08, 2021 EUR (€)	Apr. 24, 2024 CAD ($)	Apr. 24, 2024 EUR (€)	Nov. 17, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Nov. 19, 2021 CAD ($)	Nov. 19, 2021 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)
Disclosure of contingent liabilities [line items]
Test kits purchased | €									€ 948
Control of focus fine	$ 129,000
Payment to adjupharm | €		€ 948	€ 7
Contingent liabilities interest rate		5.00%	5.00%
Clongene tests to set-off prohibition										$ 4,300
Failure to file penalty in aggregate amount							$ 319,000
Uniclaro GmbH (“Uniclaro”) [Member]
Disclosure of contingent liabilities [line items]
Total amount Clongene COVID-19 tests								$ 380,400,000
Total amount of placed an order Uniclaro GmbH								$ 4,300,000
Amount of payment claim against partial delivery | €									€ 941,897
Purchase price for Covid-19 rapid tests											$ 300,000,000
Covid-19 rapid tests, total amount											$ 1,540,000	€ 1,046
Lawsuit for payment				$ 1,046,000
Exchange for delivery of lawsuit for payment				$ 300,000,000
Payment to adjupharm | €					€ 54
Contingent liabilities interest rate				5.00%	5.00%
Payment of original application				$ 1,046,000
Exchange of Covid-19 rapid				$ 300,000,000
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of contingent liabilities [line items]
Plaintiffs claiming damages amount						$ 15,000,000
Aggravated, exemplary and punitive damages						$ 1,000,000